Income Taxes - Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates (Detail)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2017	May 31, 2019	May 31, 2018	May 31, 2017
Income Tax Disclosure [Abstract]
Statutory tax rate	21.00%	35.00%	25.00%	25.00%	25.00%
Effect of not deductible expenses for tax purposes			16.70%	4.35%	2.03%
Tax effect of exempt entities			(6.91%)	(8.10%)	(7.85%)
Effect of tax holiday			(9.73%)	(5.70%)	(5.56%)
Changes in valuation allowance			1.13%	0.43%	0.11%
Effect of dividend withholding tax			0.77%	0.66%	1.58%
Effective tax rate			26.96%	16.64%	15.31%